UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21395
                       ----------------------------------
                       Investment Company Act file number

            Excelsior Absolute Return Fund of Funds Master Fund, LLC
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2004
                        ----------
Date of reporting period: 3/31/2004
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC
Financial Statements
With Report of Independent Registered Public Accounting Firm
Period from December 1, 2003 (Commencement of Operations) to March 31, 2004

        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                            Financial Statements





 Period from December 1, 2003 (Commencement of Operations) to March 31, 2004







                                    Contents

Report of Independent Registered Public Accounting Firm................ 1

Statement of Assets, Liabilities and Members' Equity - Net Assets...... 2

Schedule of Investments................................................ 3

Statement of Operations................................................ 4

Statement of Changes in Members' Equity - Net Assets................... 5

Statement of Cash Flows................................................ 6

Notes to Financial Statements.......................................... 7

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and Board of Managers of
Excelsior Absolute Return Fund of Funds Master Fund, LLC

We have audited the accompanying statement of assets, liabilities and members' equity - net assets of Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"), including the schedule of investments, as of March 31, 2004, and the related statements of operations, cash flows and changes in members' equity - net assets for the period from December 1, 2003 (commencement of operations) to March 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with management of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Excelsior Absolute Return Fund of Funds Master Fund, LLC at March 31, 2004, the results of its operations, its cash flows and changes in its members' equity - net assets for the period from December 1, 2003 (commencement of operations) to March 31, 2004, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 24, 2004

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

ASSETS

Investments in investment funds, at fair value
         (cost $77,850,000)                                         $ 81,794,562
Cash and cash equivalents                                              1,040,785
Advance investment in investment funds                                53,500,000
Due from investment fund                                               1,058,460
Other assets                                                                 270
--------------------------------------------------------------------------------

Total Assets                                                         137,394,077
--------------------------------------------------------------------------------

LIABILITIES

Member interests received in advance                                  54,020,208
Due to Advisor                                                           303,236
Professional fees payable                                                 35,000
Administration fees payable                                                6,000
Other                                                                        110
--------------------------------------------------------------------------------

Total Liabilities                                                     54,364,554
--------------------------------------------------------------------------------

Net Assets                                                          $ 83,029,523
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                       $ 79,084,961
  Net unrealized appreciation on investments                           3,944,562
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $ 83,029,523
--------------------------------------------------------------------------------



  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Schedule of Investments
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

                                                                                 % of
                                                                                Members'    Shares or     First
                                           First                                Equity -  % Ownership    vailable
Investment                              Acquisition                   Fair        Net    of Investment  Redemption
   Funds                                    Date          Cost *      Value     Assets       Funds        Date **      Liquidity ***
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income
------------
Argent Lowlev Convertible
     Arbitrage Fund, LLC                  12/01/2003  $ 3,000,000  $ 3,054,978    3.68%     1.45%        N/A           Monthly
Citadel Wellington Partners, L.P. SE      12/01/2003    7,250,000    7,594,196    9.14%     2.40%        N/A           Quarterly
Highbridge Capital Corporation - Class A  12/01/2003    7,250,000    7,595,574    9.15%       141        08/31/04      Quarterly
MKP Opportunity Partners, L.P.            12/01/2003    1,500,000    1,542,520    1.86%     1.33%        N/A           Monthly
MKP Partners, L.P.                        12/01/2003    2,600,000    2,665,874    3.21%     2.33%        N/A           Quarterly
Silverback Partners, L.P.                  1/01/2004    2,000,000    2,056,525    2.48%     0.83%        12/31/04      Quarterly
                                                     ----------------------------------
        Strategy Total                                 23,600,000   24,509,667   29.52%
Equity
------
Galleon Diversified Fund, Ltd. - Class E  12/01/2003    3,100,000    3,181,138    3.83%     2,687        N/A            Quarterly
Copper Beech Partners II, L.P.            12/01/2003    3,350,000    3,545,686    4.27%     2.00%        12/31/04       Quarterly
Heirloom Qualified Partners, L.P.         12/01/2003    3,350,000    3,405,353    4.10%     5.73%        12/31/04       Quarterly
Glenview Capital Partners, L.P.           12/01/2003    3,000,000    3,311,766    3.99%     1.85%        12/31/04       Quarterly
The Mako Europe Fund, L.P.                12/01/2003    2,500,000    2,587,803    3.12%     5.72%        N/A            Monthly
Cantillon World, L.P.                     12/01/2003    3,050,000    3,223,481    3.88%     1.01%        N/A            Quarterly
Shoshone Partners, L.P.                   12/01/2003    3,000,000    3,271,900    3.94%     2.57%        N/A            Annually
                                                     ----------------------------------
        Strategy Total                                 21,350,000   22,527,127   27.13%
Macro/CTA/Short Term Trading
----------------------------
Sunrise Commodities Select Portfolio-
     Davco Fund, L.P.                     12/01/2003     2,250,000    2,656,826   3.20%      0.95%       N/A            Monthly
Catequil Partners, L.P.                   12/01/2003     2,250,000    2,388,416   2.88%      1.18%       12/31/04       Annually
The Capital Fund (Domestic), LLC          12/01/2003     2,250,000    2,390,113   2.88%      2.51%       N/A            Monthly
WoodAllen Global Fund, L.P.               12/01/2003     2,250,000    2,367,914   2.85%      1.36%       12/31/04       Quarterly
Bridgewater Pure Alpha Trading Co. Ltd.-
     Class B                               2/01/2004     1,400,000    1,434,443   1.72%      1,400       N/A            Monthly
                                                      ----------------------------------
        Strategy Total                                  10,400,000   11,237,712  13.53%
Event Driven
------------
Castlerigg Partners, L.P.                 12/01/2003     7,500,000    7,799,724   9.39%       2.32%      12/31/04       Quarterly
Canyon Value Realization Fund, L.P.       12/01/2003     7,500,000    7,902,199   9.52%       0.85%      12/31/04       Annually
K Capital II, L.P.                        12/01/2003     7,500,000    7,818,133   9.42%       1.26%      12/31/04       Quarterly
                                                      ----------------------------------
        Strategy Total                                  22,500,000   23,520,056  28.33%
                                                      ------------
Total Investments in investment funds                  $77,850,000   81,794,562  98.51%
                                                      ============
Other Assets, Less Liabilities                                        1,234,961   1.49%
                                                                    --------------------
Members' Equity - Net Assets                                        $83,029,523 100.00%
                                                                    ====================


*       See definition in Note 2a.
**      From original investment date.
***     Available frequency of redemptions after initial lock-up period.
N/A     Initial lock-up period has either expired prior to March 31, 2004 or the Investment Fund did not have an initial lock-up period.




  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Statement of Operations
--------------------------------------------------------------------------------
     Period from December 1, 2003 (Commencement of Operations) to March 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                              $    5,047
--------------------------------------------------------------------------------

Total Investment Income                                                    5,047
--------------------------------------------------------------------------------

OPERATING EXPENSES

Advisory fee                                                             251,269
Organizational costs                                                      87,145
Professional fees                                                         35,000
Administration fees                                                        8,000
Other expenses                                                            12,230
--------------------------------------------------------------------------------

Total Operating Expenses                                                 393,644
--------------------------------------------------------------------------------

Net Investment Loss                                                    (388,597)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments in investment funds                     8,460
Net unrealized appreciation on investments in investment funds         3,944,562
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                        3,953,022
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS      $3,564,425
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial Statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                            Statement of Changes in Members' Equity - Net Assets
--------------------------------------------------------------------------------
     Period from December 1, 2003 (Commencement of Operations) to March 31, 2004
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                                                  $ (388,597)
Net realized gain from investments                                         8,460
Net unrealized appreciation on investments                             3,944,562
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets Derived from Operations       3,564,425
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Member subscriptions                                                  79,465,098
Member interests repurchased                                                   -
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets Derived
        from Capital Transactions                                     79,465,098
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets                          83,029,523

MEMBERS' EQUITY - NET ASSETS AT BEGINNING OF PERIOD                            -
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS AT END OF PERIOD                        $83,029,523
--------------------------------------------------------------------------------












  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Statement of Cash Flows
--------------------------------------------------------------------------------
     Period from December 1, 2003 (Commencement of Operations) to March 31, 2004
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                           $ 3,564,425
Adjustments to reconcile net increase in members' equity - net assets derived from operations to net cash used in operating activities:

      Net unrealized appreciation on investments                     (3,944,562)
      Net realized gain from investments in investment funds             (8,460)
      Purchases of investment funds                                 (78,900,000)
      Increase in advance investment in investment funds            (53,500,000)
      Increase in other assets                                             (270)
      Increase in due to Advisor                                         303,236
      Increase in other accrued expenses                                  41,110
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                              (132,444,521)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                   133,485,306
Payments for member interests repurchased                                      -
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                            133,485,306
--------------------------------------------------------------------------------

Net increase in cash and cash equivalents                              1,040,785
Cash and cash equivalents at beginning of period                               -
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                            $1,040,785
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                   Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-ended management investment company. The Company's investment objective is to provide long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Company pursues its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (collectively, the "Investment Funds") that are managed by a select group of alternative investment managers ("Investment Managers") that utilize a broad range of alternative investment strategies.

U.S. Trust Hedge Fund Management, Inc. serves as the investment advisor of the Company (the "Advisor"). The Advisor is a wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. The Advisor is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Advisor has retained AIG Global Investment Corp., an indirect wholly-owned subsidiary of American International Group, Inc., to serve as the investment manager (the "Manager"). The Manager is responsible for Investment Fund selection and determining the portion of the Company's assets to be allocated to each Investment Fund, subject to the general supervision of the Advisor.

The Company's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business.

The Company was established to hold substantially all of the assets of Excelsior Absolute Return Fund of Funds, LLC and Excelsior Absolute Return Fund of Funds, Ltd. as Members. As of March 31, 2004, these members' ownership of the Company's members' equity - net assets were 95.96% and 4.04%, respectively.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

1. Organization (continued)

Member subscriptions may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Company. The Company may, from time to time, offer to repurchase interests from members pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Managers. The Advisor expects that, generally, it will recommend to the Managers that the Company offer to repurchase interests from members as of December 31, 2004, and thereafter, twice in each year, at June 30th and December 31st. Members can only transfer or assign their Company interests under certain limited circumstances or with the written consent of the Managers, which may be withheld in their sole discretion.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Advisor as of the close of business at the end of any fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Managers.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the Investment Manager who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the Investment Manager of each Investment Fund and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Advisor could reasonable expect to receive from the Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Advisor believes to be reliable. The Advisor or, in certain cases, the Managers, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Managers, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Managers. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and, if any, any excess as a realized gain from investments in investment fund.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; travel and related expenses of the Managers; all costs with respect to communications regarding the Company's transactions among the Advisor and any custodian or other agent engaged by the Company; and other types of expenses approved by the Managers.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company since each member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

For the period from December 1, 2003 (Commencement of Operations) to March 31, 2004, the Company reclassified $388,597 and $8,460 from accumulated net investment loss and net realized gain from investments, respectively, to capital subscriptions - net. This reclassification was a result of permanent book-to-tax differences to reflect, as an adjustment to net capital subscribed, the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all members as of the last day of the fiscal period in accordance with each member's respective investment percentages for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

The cost of the Company's investment in Investment Funds for federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2003. Based on Investment Funds owned at December 31, 2003, the cost of investments for federal income tax purposes was $56,370,039. This consisted of aggregate gross appreciation of $796,995.

d. Other

Cash and cash equivalents consist of monies invested in a PFPC interest-bearing account. Interest income is recorded on the accrual basis.

3. Advisory Fee, Related Party Transactions and Other

The Company pays the Advisor a quarterly advisory fee at an annual rate of 1%, based on the Company's net assets on the first business day of each month, after adjustments for any subscriptions effective on that date. For the period from December 1, 2003 (Commencement of Operations) to March 31, 2004, the advisory fee was $251,269, of which $204,028 was payable as of March 31, 2004.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

3. Advisory Fee,  Related  Party  Transactions  and Other (continued)

The Advisor paid $99,208 of certain reimbursable operating expenses and organizational costs on behalf of the Company for the period from December 1, 2003 (Commencement of Operations) to March 31, 2004, of which all is payable to the Advisor as of March 31, 2004.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of March 31, 2004, the Company had investments in twenty-one Investment Funds, none of which were affiliates, as defined by the 1940 Act. An affiliate is a fund in which the Company has ownership of over 5% of the voting fund's securities. The Company has waived its voting rights for all investments in Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 1.0% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 20% to 25% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from one month to one year from initial investment.

Aggregate purchases and proceeds of interests in Investment Funds for the period from December 1, 2003 (Commencement of Operations) to March 31, 2004 is $78,900,000 and $1,058,460, respectively.

Advance investment in investment funds of $53,500,000 represents amounts transferred to Investment Funds prior to or as of March 31, 2004 and relates to the investments to be made effective April 1, 2004 pursuant to each Investment Fund's offering memorandum or member limited partnership agreement.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

6. Financial Highlights

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the period from December 1, 2003 (Commencement of Operations) through March 31, 2004:

Net assets, end of period                                           $ 83,029,523
Ratio of net investment loss to average
    members' equity - net assets (a) (c) (d)                             (0.54%)

Ratio of expenses to average members'                                      0.54%
    equity - net assets (a) (c) (d)

Portfolio turnover                                                             -
Total return (a) (b)                                                       5.02%




(a)   The ratios and total return are not annualized for the period.
(b) Total return assumes a purchase of an interest in the Company on the first day and a sale of interest on the last day of the period.
(c) Ratio doesn't reflect the Company's proportionate share of the net income (loss) and expenses, including incentive allocation, of the Investment Funds.
(d) Average members' equity - net assets is determined using the net assets at the end of each month during the period.

7. Subsequent Events

As of March 31, 2004, the Company received subscriptions from members in the amount of $54,020,208, which is reflected as members' interest received in advance on the Statement of Assets, Liabilities and Members' Equity - Net Assets. These subscriptions will become interests in the Company effective April 1, 2004. The Company also invested $53,500,000 in nineteen existing and one new Investment Funds as of April 1, 2004.

8. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

9. Company Management (Unaudited)

Information pertaining to the Board of Managers and officers of the Company is set forth below:

                                                                   Number of
                             Term of                               Portfolios in
                Position(s)  Office and   Principal                Fund Complex
Name, Address   Held with    Length of    Occupation During        Overseen by
and Age         the Company  Time Served  Past Five Years          Manager
--------------------------------------------------------------------------------
                             Disinterested Managers

Virginia G.     Manager      Term -       Partner, Blue Rock (8/95     3
Bonker,                      Indefinite   to present);   Also a
230 Lackwanna                Length       manager of Excelsior
Dr. Andover,                 - since      Buyout Investors LLC and
NJ 07821                     June 203     Excelsior Absolute
Age 39                                    Return Fund of Funds LLC.

Jonathan B.     Manager      Term -       Non-Executive Chairman       3
Bulkeley,                    Indefinite   of QXL, PLC (2/98 to
1133 5th Ave.,               Length       present); Chairman and
Apt. 3                       - since      CEO, Lifeminders (2/01
New York, NY                 June 2003    to 10/01); Non-Executive
10128                                     Chairman, Logikeep (3/01
Age 43                                    to 10/01); CEO,
                                          barnesandnoble.com
                                          (12/98 to 1/00);
                                          Managing Director and
                                          V.P., AOL (3/93 to
                                          12/98).  Also a manager
                                          of Excelsior Buyout
                                          Investors LLC and
                                          Excelsior Absolute
                                          Return Fund of Funds LLC.

Thomas F.       Manager      Term -       Managing Partner,            3
McDevitt,                    Indefinite   Edgewood Capital Partners
Edgewood                     Length       (5/02 to present);
Capital                      - June       Managing Director,
1055 Summer St.              2003         Societe Generale (6/98 to
Stamford, CT                              3/02); Founder and Partner,
06905                                     Meenan, McDevitt & Co.
Age 47                                    (5/91 to 5/98).  Also a
                                          manager of Excelsior
                                          Buyout Investors LLC and
                                          Excelsior Absolute Return
                                          Fund of Funds LLC.

                               Interested Manager

Douglas         Principal    Term -       Chair of U.S. Trust's        7
Lindgren*       Executive    Indefinite   Alternative Investments
U.S. Trust      Manager      Length       Division, Managing
Company                      - June       Director and Senior V.P.
225 High Ridge               2003         of U.S. Trust (4/95 to
Road                                      present).  Also a manager
Stamford, CT                              of Excelsior Buyout
06905                                     Investors LLC and
Age 43                                    Excelsior Absolute Return
                                          Fund of Funds LLC.

 * Manager is an "interested person" (as defined by the 1940 Act) of the Company because of his affiliation with the Advisor and its affiliates.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

9.     Company Management (Unaudited)(continued)

                                                                   Number of
                             Term of                               Portfolios in
                Position(s)  Office and   Principal                Fund Complex
Name, Address   Held with    Length of    Occupation During        Overseen by
and Age         the Company  Time Served  Past Five Years          Manager

--------------------------------------------------------------------------------
              Officers who are not Managers

Robert F.       Chief        Term -       Chief Financial Officer      N/A
Aufenanger      Financial    Indefinite   of U.S. Trust's
U.S. Trust      Officer      Length       Alternative Investments
Company                      - since      Division and Senior V.P.
225 High Ridge               June         of U.S. Trust (4/03 to
Road                         2003         present); Independent
Stamford, CT                              consultant to private
06905                                     equity funds (1/02 to
Age 50                                    3/03); Chief Financial
                                          Officer, Icon Holding
                                          Corp. (12/99 to 12/01);
                                          Chief Financial Officer,
                                          Partnership Group,
                                          Merrill Lynch & Co.,
                                          Inc. (6/85 to 10/99).

Lee Gardella    Vice         Term -       Senior Vice President        N/A
U.S. Trust      President    Indefinite   and Vice President in
Company                      Length       U.S. Trust's Alternative
225 High Ridge               - since      Investment Division
Road                         June         (9/97 to present); Vice
Stamford, CT                 2003         President of Excelsior
06905                                     Private Equity Fund II,
Age 36                                    Inc. (10/97 to present)
                                          and Excelsior Venture
                                          Partners III, LLC (5/00
                                          to present).

Cynthia Englert Secretary    Term -       V. P. of U.S. Trust          N/A
U.S. Trust                   Indefinite   (8/01 to present);
Company                      Length       Controller, Whitney &
225 High Ridge               - since      Company (5/99 to 8/01);
Road                         June         Financial analyst,
Stamford, CT                 2003         Greenwich Capital Markets
06905                                     (7/93 to 3/99).
Age 39

All officers of the Company are employees and/or officers of the Investment Advisor.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Company and is available upon request.


ITEM 2.   CODE OF ETHICS.
-------------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The Board of Managers of the registrant has determined that Virginia G. Bonker and Jonathan B. Bulkeley possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts", and has designated Ms. Bonker and Mr. Murphy as the Audit Committee's financial experts. Ms. Bonker and Mr. Murphy are "independent" Managers pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) Audit Fees

The principal accountant fees for the audit of the registrant's annual financial statements and security count required under the Rule 17f-2 of the Investment Company Act of 1940 was $41,000 for the period December 1, 2003 through March 31, 2004, the initial period of operations.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the registrant during the period December 1, 2003 through March 31, 2004, the initial period of operations.

(c) Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the period December 1, 2003 through March 31, 2004, the initial period of operations.

(d) All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the period December 1, 2003 through March 31, 2004, the initial period of operations.

(e) (1)
During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the period December 1, 2003 through March 31, 2004, the initial period of operations.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that may be rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)
(A)). The entire Board of Managers is acting as the registrants' audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)).


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

A copy of the Proxy Voting Policies and Procedures is included as Attachment 2 to this form.

ITEM  8.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

None

ITEM  9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no changes to the procedures by which members may recommend nominees to the registrant's board of managers that would require disclosure.


ITEM 10.  CONTROLS AND PROCEDURES.
----------------------------------

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS.
-------------------

(a)(1) CODE OF ETHICS (see Attachment 1)


(a)(2) CERTIFICATIONS


Certifications


I, Douglas A. Lindgren, certify that:

1. I have reviewed this report on Form N-CSR of Excelsior Absolute Return Fund of Funds Master Fund, LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: June 7, 2004              /s/ Douglas A. Lindgren
     -----------------         ------------------------------------------------
                               Douglas A. Lindgren, Principal Executive Officer


                                 CERTIFICATIONS


I, Robert Aufenanger, certify that:

1. I have reviewed this report on Form N-CSR of Excelsior Absolute Return Fund of Funds Master Fund, LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: June 7, 2004             /s/ Robert Aufenanger
     -----------------         ---------------------------------------------
                               Robert Aufenanger, Principal Financial Officer

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
             --------------------------------------------------------
By (Signature and Title)*   /s/ Douglas A. Lindgren
                         -------------------------------------------------
                           Douglas A. Lindren, Principal Executive Officer
Date June 7, 2004
    -----------------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
             --------------------------------------------------------
By (Signature and Title)*   /s/ Robert Aufenanger
                         ------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer
Date June 7, 2004
    -----------------


* Print the name and title of each signing officer under his or her signature.